                                    [LOGO OF KOBRICK CENDANT FUNDS APPEARS HERE]


                          Kobrick-Cendant Capital Fund

                      Kobrick-Cendant Emerging Growth Fund

                               Semi-Annual Report

                                 March 31, 1998

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


   President's Message................................................... 2

   Portfolio Profiles.................................................... 4

   Schedule of Investments............................................... 6

   Financial Statements

        Statements of Assets and Liabilities.............................10

        Statements of Operations.........................................11

        Statements of Changes in Net Assets..............................12

        Financial Highlights.............................................13

   Notes to Financial Statements.........................................14


The information contained in this report is intended for the general information of the shareholders of the Funds. Due to active management, there is no guarantee that a Fund currently invests or will continue to invest in the securities listed in this report. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund's prospectus which contains important information concerning the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please call 1-888-KCFUND1 (1-888-523-8631).

                                       1                      Semi-Annual Report

--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

[PHOTO OF FREDERICK R. KOBRICK APPEARS HERE]

Dear Fellow Shareholder:

   We are pleased to report the investment results for the three months ending March 31, 1998 for the Kobrick-Cendant Capital Fund and Emerging Growth Fund. As the Funds were launched on January 2, 1998, this report provides a perspective on their first three months of operation.

   Both Funds performed very well, handily beating their respective indices. The Emerging Growth Fund was up 17.0%, comparing favorably with the Russell 2000 Index which gained 10.1%. Similarly, the Capital Fund was up 15.2% vs. 13.9% for the S&P 500 Index.

   As 1998 opened, the prevailing attitude among many investors was one of caution. In question was whether the equity markets could sustain momentum following a strong three year period and amid concerns about Southeast Asia and weakening corporate earnings. Yet, we believed that an environment of low interest rates, low inflation and improving productivity would sustain US economic growth and continue to drive the overall stock market higher.

   Indeed, as the quarter progressed we remained optimistic towards the equity markets and began to see substantial opportunities for the Funds. In particular, we believed consumer cyclicals and technology issues, having been punished, unjustly in our view, in late 1997 were set for a rebound. We took full advantage by adding to the portfolios quality retailers, such as Timberland and Cutter & Buck, as well as select technology companies, including Compuware Corp. and Advanced Fibre Communications. Our investment in America Online, the world's largest internet service company, was a standout performer during the quarter. In the Capital Fund, our performance was also enhanced by our investment in Microsoft, Worldcom, and Boston Scientific, a medical devices company. The strong performance in the Emerging Growth Fund was also

--------------------------------------------------------------------------------
                                  TOTAL RETURN

                        January 2, 1998 - March 31, 1998
--------------------------------------------------------------------------------

           Kobrick-Cendant Capital Fund*                  15.2%
           S&P 500 Index                                  13.9%

           Kobrick-Cendant Emerging Growth Fund*          17.0%
           Russell 2000 Index                             10.1%

                       * Since inception January 2, 1998.
--------------------------------------------------------------------------------


Semi-Annual Report                       2
driven by significant gains in smaller capitalization companies including Winsloew Furniture, a furniture manufacturer, and Ecsoft Group, a European technology consulting firm.

   Looking ahead, we see continued opportunity in the US equity markets as the economy remains strong and inflation stays in check. We remain watchful of events unfolding in Asia, particularly Japan, and are shying away from investments in companies with large exposure to that region of the world. Consequently, we expect to remain somewhat overweighted in consumer cyclicals with largely domestic orientations such as apparel manufacturers and retailers as well as select airline stocks.

   Lastly, I am often asked in times like these when the markets look high if it is a good time to invest. My answer is always the same. So-called market timing undermines the long-term success potential of individual and professional investors alike. We believe that all the great mutual fund records have been built by avoiding predictions of where the market indices are going and concentrating on the most undervalued stock selections. For their part, individual investors are far better served by identifying their goals and then developing a plan, including a regular investment program, than by trying to guess the direction of the market.

   If we can be of any assistance, please call us at 1-888-KCFUND1 (1-888-523-8631) from 8am-6pm, Monday-Friday or visit our web site at www.kcfund.com

   Thank you for investing in Kobrick-Cendant Funds.

Sincerely,

/s/ Frederick R. Kobrick

Frederick R. Kobrick
President and Chief Executive Officer



Performance data quoted represent past performance and do not guarantee future results and reflect a partial waiver and/or reimbursement of fees without which the total return would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The S&P 500 is an unmanaged index of 500 publicly traded stocks representing a variety of industries. The Russell 2000 is an unmanaged index of 2000 small capitalization U.S. stocks and is a commonly used index of U.S. small stock performance. Index performance includes reinvestment of dividends. You cannot invest directly in an index.

                                         3                    Semi-Annual Report

--------------------------------------------------------------------------------
                          KOBRICK-CENDANT CAPITAL FUND
                                PORTFOLIO PROFILE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

   Objective:           Maximum capital appreciation

   Strategy:            Invests in common stocks of emerging growth companies
                        and companies determined by the manager to be undervalued special situations.

   Inception Date:      January 2, 1998

   Manager:             Frederick R. Kobrick

   Assets (3/31/98):    $36.75 million

   Fund Number:         653

   Symbol:              KCCFX


--------------------------------------------------------------------------------
TOP TEN HOLDINGS AS OF MARCH 31, 1998
--------------------------------------------------------------------------------

                                                                 % of Fund's
                                                                  net assets

   Republic Industries, Inc.                                          3.0
   Delta Air Lines, Inc.                                              2.9
   Advanced Fibre Communications                                      2.8
   Centocor, Inc.                                                     2.3
   Chancellor Media Corp.                                             2.3
   Ascend Communications, Inc.                                        2.2
   Caribiner International, Inc.                                      2.2
   Microsoft Corp.                                                    2.2
   Timberland Company                                                 2.2
   Party City Corp.                                                   1.9


--------------------------------------------------------------------------------
 TOP FIVE INDUSTRIES AS OF MARCH 31, 1998
--------------------------------------------------------------------------------

                                                                 % of Fund's
                                                                  net assets

   Computer Software/Services                                      17.8
   Retail - Specialty                                              10.0
   Airlines                                                         8.3
   Communication - Equipment                                        6.7
   Computers - Networking                                           5.2

Semi-Annual Report                       4

--------------------------------------------------------------------------------
                      KOBRICK-CENDANT EMERGING GROWTH FUND
                                PORTFOLIO PROFILE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

   Objective:           Provide growth in capital

   Strategy:            Invests in equity securities of emerging growth and
                        small capitalization companies.

   Inception Date:      January 2, 1998

   Manager:             Frederick R. Kobrick

   Assets (3/31/98):    $36.49 million

   Fund Number:         656

   Symbol:              KCEGX


--------------------------------------------------------------------------------
TOP TEN HOLDINGS AS OF MARCH 31, 1998
--------------------------------------------------------------------------------

                                                                 % of Fund's
                                                                  net assets

   Timberland Company                                                 3.2
   America West Airlines, Inc.                                        3.0
   Advanced Fibre Communications                                      2.8
   Centocor, Inc.                                                     2.3
   Chancellor Media Corp.                                             2.3
   Caribiner International, Inc.                                      2.2
   Aris Corp.                                                         2.1
   Cutter & Buck, Inc.                                                2.1
   Guitar Center Management, Inc.                                     2.0
   SBS Technologies, Inc.                                             2.0


--------------------------------------------------------------------------------
TOP FIVE INDUSTRIES AS OF MARCH 31, 1998
--------------------------------------------------------------------------------

                                                                 % of Fund's
                                                                  net assets

   Computer Software/Services                                      17.6
   Retail - Specialty                                              13.4
   Services - Commercial and Consumer                               6.9
   Communication - Equipment                                        6.1
   Footware                                                         5.1

                                         5                    Semi-Annual Report

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                        Kobrick-Cendant Investment Trust
                             Schedule of Investments
                          KOBRICK-CENDANT CAPITAL FUND
                           March 31, 1998 (unaudited)


Company                                                  Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.1%

AEROSPACE/DEFENSE-- 0.7%
Ladish Co., Inc. .............................           15,600       $  239,850
                                                                      ----------

AIRLINES -- 8.3%
America West Airlines, Inc. (a) ..............           25,600          656,000
Delta Air Lines, Inc. ........................            9,100        1,076,075
Southwest Airlines Co. .......................           19,100          564,644
UAL Corp. (a) ................................            4,100          381,044
US Airways Group, Inc. (a) ...................            5,100          378,037
                                                                      ----------
                                                                       3,055,800
                                                                      ----------

BIOTECHNOLOGY-- 2.3%
Centocor, Inc. (a) ...........................           19,000          847,875
                                                                      ----------

BROADCAST MEDIA -- 3.4%
Chancellor Media Corp. (a) ...................           18,500          848,687
SFX Entertainment, Inc. (a) ..................           15,900          381,600
                                                                      ----------
                                                                       1,230,287
                                                                      ----------

COMMUNICATION-EQUIPMENT -- 6.7%
ADC Telecommunications, Inc. (a) .............           21,200          584,325
Advanced Fibre Communications (a) ............           28,200        1,025,775
Brightpoint, Inc. (a) ........................           17,200          295,625
EIS International, Inc. (a) ..................            4,000           33,500
Nokia Corp. (ADR) ............................            3,400          366,987
Westell Technologies Cl.A (a) ................           11,800          150,450
                                                                      ----------
                                                                       2,456,662
                                                                      ----------

COMPUTER HARDWARE -- 0.7%
SBS Technologies, Inc. (a) ...................            9,300          267,375
                                                                      ----------

COMPUTER SOFTWARE/SERVICES-- 17.8%
America Online, Inc. (a) .....................           10,000          683,125
Aris Corp. ...................................            9,200          273,700
Autodesk, Inc. ...............................           11,600          500,250
BMC Software, Inc. (a) .......................            4,700          393,919
Citrix Systems, Inc. (a) .....................            6,000          325,125
Computer Associates International, Inc. ......            9,200          531,300
Compuware Corp. (a) ..........................            7,800          385,125
Excite, Inc. (a) .............................            5,400          275,063
HBO & Co. ....................................            9,600          579,600
Micro Focus Group, Inc. (a) ..................            7,100          338,137
Microsoft Corp. (a) ..........................            8,900          796,550
Open Market, Inc. (a) ........................           23,900          492,937
Open Text Corp. (a) ..........................           15,800          286,375
Symantec Corp. (a) ...........................           13,600          366,350
Synopsys, Inc. (a) ...........................            9,500          311,125
                                                                      ----------
                                                                       6,538,681
                                                                      ----------

COMPUTERS-NETWORKING -- 5.2%
Ascend Communications, Inc. (a) ..............           21,300          806,737
Bay Networks, Inc. (a) .......................            9,500          257,688
Cisco Systems, Inc. (a) ......................            7,800          533,325
Splash Technology Holdings, Inc. (a) .........           18,700          313,225
                                                                      ----------
                                                                       1,910,975
                                                                      ----------

COMPUTERS-PERIPHERAL-- 1.5%
EMC Corp. (a) ................................            9,700          366,781
Western Digital Corp. (a) ....................           10,200          179,138
                                                                      ----------
                                                                         545,919
                                                                      ----------

ELECTRONICS-SEMICONDUCTOR-- 2.2%
Linear Technology Corp. ......................            4,800          331,200
Maxim Integrated Products, Inc. (a) ..........            8,700          317,006
Xilinx, Inc. (a) .............................            4,600          172,213
                                                                      ----------
                                                                         820,419
                                                                      ----------

FOOTWARE -- 3.8%
Kenneth Cole Productions, Inc. (a) ...........           28,200          567,525
Timberland Co. Cl.A (a) ......................           11,500          822,250
                                                                      ----------
                                                                       1,389,775
                                                                      ----------

GAMING & LOTTERY -- 1.0%
Powerhouse Technologies, Inc. (a) ............           26,100          371,925
                                                                      ----------

INSURANCE-MULTILINE-- 2.0%
Cigna Corp. ..................................            1,800          369,000
Travelers Group, Inc. ........................            6,000          360,000
                                                                      ----------
                                                                         729,000
                                                                      ----------

INVESTMENT BANK/BROKERAGE -- 1.9%
Charles Schwab Corp. .........................            8,700          330,600
Hambrecht & Quist Group, Inc. (a) ............           10,300          359,856
                                                                      ----------
                                                                         690,456
                                                                      ----------

                        See Notes to Financial Statements

Semi-Annual Report                      6

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                        Kobrick-Cendant Investment Trust
                             Schedule of Investments
                          KOBRICK-CENDANT CAPITAL FUND
                           March 31, 1998 (unaudited)


Company                                                  Shares       Value
--------------------------------------------------------------------------------

LEISURE TIME PRODUCTS -- 1.7%
Action Performance Cos., Inc. (a) ............            7,400      $   260,387
Winnebago Industries, Inc. ...................           30,700          362,644
                                                                     -----------
                                                                         623,031
                                                                     -----------

LODGING-HOTELS -- 1.8%
Four Seasons Hotels, Inc. ....................           19,700          672,263
                                                                     -----------

MEDICAL PRODUCTS & SUPPLIES -- 2.7%
Boston Scientific Corp. (a) ..................            8,900          600,750
The Cooper Companies, Inc. (a) ...............            9,000          380,699
                                                                     -----------
                                                                         981,449
                                                                     -----------

RESTAURANTS -- 1.1%
Starbucks Corp. (a) ..........................            8,700          394,219
                                                                     -----------

RETAIL-APPAREL -- 1.2%
Cutter & Buck, Inc. (a) ......................           17,200          445,050
                                                                     -----------

RETAIL-BUILDING SUPPLIES -- 1.4%
Home Depot, Inc. .............................            7,800          526,013
                                                                     -----------

RETAIL-DEPARTMENT STORES-- 4.5%
Dollar General Corp. .........................            9,425          364,630
Family Dollar Stores, Inc. ...................           11,700          444,600
Proffitts, Inc. (a) ..........................           11,300          409,625
Ross Stores, Inc. ............................            9,700          428,012
                                                                     -----------
                                                                       1,646,867
                                                                     -----------

RETAIL-GENERAL MERCHANDISE -- 2.0%
BJ's Wholesale Club, Inc. (a) ................            9,200          358,800
Dayton Hudson Corp. ..........................            4,300          378,400
                                                                     -----------
                                                                         737,200
                                                                     -----------

RETAIL-SPECIALTY-- 10.0%
Amazon.com, Inc. (a) .........................            5,400          461,869
Gadzooks, Inc. (a) ...........................           15,300          342,338
Guitar Center Management, Inc. (a) ...........           23,900          564,637
Men's Wearhouse, Inc. (a) ....................            8,700          321,900
Party City Corp. (a) .........................           20,500          694,437
Pier 1 Imports, Inc. .........................           20,200          547,925
Staples, Inc. (a) ............................           17,850          413,897
Williams Sonoma, Inc. (a) ....................            5,800          335,675
                                                                     -----------
                                                                       3,682,678
                                                                     -----------

SERVICES-
ADVERTISING/MARKETING -- 2.0%
Outdoor Systems, Inc. (a) ....................            9,800      $   343,613
Snyder Communications, Inc. (a) ..............            8,600          403,125
                                                                     -----------
                                                                         746,738
                                                                     -----------

SERVICES-
COMMERCIAL & CONSUMER -- 4.6%
Budget Group, Inc. Cl.A (a) ..................           10,000          375,000
Caribiner International, Inc. (a) ............           21,400          823,900
Century Business Services, Inc. (a) ..........           27,600          488,175
                                                                     -----------
                                                                       1,687,075
                                                                     -----------

SERVICES-COMPUTER SYSTEMS -- 1.1%
Keane, Inc. (a) ..............................            7,000          395,500
                                                                     -----------

TELECOMMUNICATIONS -
LONG DISTANCE -- 1.5%
Worldcom, Inc. ...............................           13,200          568,425
                                                                     -----------

TEXTILES-APPAREL -- 1.0%
St. John Knits, Inc. .........................            8,100          382,725
                                                                     -----------

WASTE MANAGEMENT -- 3.0%
Republic Industries, Inc. (a) ................           42,700        1,102,194
                                                                     -----------

Total Common Stocks
   (cost $32,071,676)  .......................                        35,686,426
                                                                     -----------

TOTAL INVESTMENTS -- 97.1%
   (cost $32,071,676)*........................                        35,686,426
Other assets less liabilities -- 2.9%                                  1,063,804
                                                                     -----------

NET ASSETS-- 100%                                                    $36,750,230
                                                                     ===========


*Aggregate cost for Federal tax purposes.
(a) Non-income producing security.
Abbreviation:
ADR  American Depositary Receipt

                       See Notes to Financial Statements

                                       7                      Semi-Annual Report

--------------------------------------------------------------------------------
                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                        Kobrick-Cendant Investment Trust
                             Schedule of Investments
                      KOBRICK-CENDANT EMERGING GROWTH FUND
                           March 31, 1998 (unaudited)


Company                                                  Shares       Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.7%

AEROSPACE/DEFENSE-- 0.7%
Ladish Co., Inc. .............................           15,600       $  239,850
                                                                      ----------

AIRLINES -- 3.0%
America West Airlines, Inc. (a) ..............           42,400        1,086,500
                                                                      ----------

BIOTECHNOLOGY-- 2.3%
Centocor, Inc. (a)............................           18,800          838,950
                                                                      ----------

BROADCAST MEDIA -- 3.3%
Chancellor Media Corp. (a) ...................           18,200          834,925
SFX Entertainment, Inc. (a) ..................           15,700          376,800
                                                                      ----------
                                                                       1,211,725
                                                                      ----------

COMMUNICATION-EQUIPMENT -- 6.1%
ADC Telecommunications, Inc. (a) .............           20,900          576,056
Advanced Fibre Communications (a) ............           27,800        1,011,225
Brightpoint, Inc. (a) ........................           26,100          448,594
EIS International, Inc. (a) ..................            3,900           32,662
Westell Technologies Cl.A (a) ................           11,600          147,900
                                                                      ----------
                                                                       2,216,437
                                                                      ----------

COMPUTER HARDWARE -- 2.0%
SBS Technologies, Inc. (a) ...................           25,700          738,875
                                                                      ----------

COMPUTER
SOFTWARE/SERVICES -- 17.6%
America Online, Inc. (a) .....................            6,600          450,862
Aris Corp. ...................................           25,700          764,575
Autodesk, Inc. ...............................           11,500          495,937
BMC Software, Inc. (a) .......................            4,700          393,919
Citrix Systems, Inc. (a) .....................            6,000          325,125
Compuware Corp. (a) ..........................            7,700          380,188
Ecsoft Group Plc (ADR) (a) ...................           19,300          482,500
Egghead.com, Inc. (a) ........................           24,600          264,450
Excite, Inc. (a) .............................            5,300          269,969
Micro Focus Group, Inc. (a) ..................           10,300          490,537
Midway Games, Inc. (a) .......................           14,900          341,769
Open Market, Inc. (a).........................           23,700          488,812
Open Text Corp. (a)...........................           15,500          280,938
Symantec Corp. (a)............................           26,100          703,069
Synopsys, Inc. (a) ...........................            9,400          307,850
                                                                      ----------
                                                                       6,440,500
                                                                      ----------

COMPUTERS-NETWORKING -- 1.9%
Ascend Communications, Inc. (a) ..............           10,400          393,900
Splash Technology Holdings, Inc. (a) .........           18,400          308,200
                                                                      ----------
                                                                         702,100
                                                                      ----------

COMPUTERS-PERIPHERAL -- 0.5%
Western Digital Corp. (a) ....................           10,200          179,138
                                                                      ----------

ELECTRONICS-SEMICONDUCTOR-- 2.0%
Linear Technology Corp. ......................            4,700          324,300
Samsung Electronics (GDR) ....................           21,800          234,350
Xilinx, Inc. (a) .............................            4,600          172,213
                                                                      ----------
                                                                         730,863
                                                                      ----------

FOOTWARE -- 5.1%
Kenneth Cole Productions, Inc. (a) ...........           34,700          698,337
Timberland Co. Cl.A (a) ......................           16,100        1,151,150
                                                                      ----------
                                                                       1,849,487
                                                                      ----------

GAMING & LOTTERY -- 1.4%
Powerhouse Technologies, Inc. (a) ............           35,200          501,600
                                                                      ----------

HOMEBUILDING -- 2.1%
Champion Enterprises, Inc. (a) ...............            9,700          258,869
NVR, Inc. (a)......... .......................           16,200          511,312
                                                                      ----------
                                                                         770,181
                                                                      ----------

HOUSEHOLD FURNITURE &
APPLIANCES -- 1.6%
Winsloew Furniture, Inc. (a) .................           27,100          596,200
                                                                      ----------

INSURANCE-MULTILINE -- 1.0%
Blanch E W Holdings, Inc. ....................            9,200          353,050
                                                                      ----------

INVESTMENT BANK/BROKERAGE -- 1.2%
Hambrecht & Quist Group, Inc. (a) ............           13,100          457,681
                                                                      ----------

LEISURE TIME PRODUCTS -- 2.4%
Action Performance Cos., Inc. (a) ............           14,600          513,737
Winnebago Industries, Inc. ...................           30,000          354,375
                                                                      ----------
                                                                         868,112
                                                                      ----------

                        See Notes to Financial Statements

Semi-Annual Report                       8

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                        Kobrick-Cendant Investment Trust
                             Schedule of Investments
                      KOBRICK-CENDANT EMERGING GROWTH FUND
                           March 31, 1998 (unaudited)


Company                                           Shares           Value
--------------------------------------------------------------------------------
LODGING-HOTELS -- 1.8%
Four Seasons Hotels, Inc. ...................      19,400          $   662,025
                                                                   -----------
MANUFACTURE-DIVERSE -- 0.8%
Aavid Thermal Technologies, Inc. (a) ........      10,100              311,838
                                                                   -----------
MEDICAL PRODUCTS & SUPPLIES -- 1.0%
The Cooper Companies, Inc. (a) ..............       9,000              380,699
                                                                   -----------
REAL ESTATE
INVESTMENT TRUST -- 1.9%
Laser Mortgage Management, Inc. .............      42,300              690,019
                                                                   -----------

RESTAURANTS -- 2.5%
Ark Restaurants Corp. (a) ...................      44,900              516,350
Starbucks Corp. (a) .........................       8,500              385,156
                                                                   -----------
                                                                       901,506
                                                                   -----------

RETAIL-APPAREL -- 2.1%
Cutter & Buck, Inc. (a) .....................      29,500              763,313
                                                                   -----------

RETAIL-DEPARTMENT STORES-- 5.0%
Dollar General Corp. ........................      11,375              440,070
Family Dollar Stores, Inc. ..................      14,500              551,000
Proffitts, Inc. (a) .........................      11,000              398,750
Ross Stores, Inc. ...........................       9,500              419,188
                                                                   -----------
                                                                     1,809,008
                                                                   -----------

RETAIL-GENERAL MERCHANDISE -- 1.7%
BJ's Wholesale Club, Inc. (a) ...............      15,600              608,400
                                                                   -----------

RETAIL-SPECIALTY-- 13.4%
Amazon.com, Inc. (a) ........................       5,300              453,315
Borders Group, Inc. (a) .....................       7,100              241,844
Gadzooks, Inc. (a) ..........................      22,600              505,675
Guitar Center Management, Inc. (a) ..........      30,700              725,287
Men's Wearhouse, Inc. (a) ...................      19,400              717,800
Party City Corp. (a) ........................      20,200              684,275
Pier 1 Imports, Inc. ........................      19,800              537,075
Staples, Inc. (a) ...........................      17,550              406,941
Williams Sonoma, Inc. (a) ...................      10,800              625,050
                                                                   -----------
                                                                     4,897,262
                                                                   -----------

SERVICES-
ADVERTISING/MARKETING -- 3.5%
Outdoor Systems, Inc. (a) ...................      19,500          $   683,719
Snyder Communications, Inc. (a) .............      12,600              590,625
                                                                   -----------
                                                                     1,274,344
                                                                   -----------

SERVICES-
COMMERCIAL & CONSUMER -- 6.9%
Avis Rent A Car, Inc. (a) ...................      17,200              557,925
Budget Group, Inc. Cl.A (a) .................      18,200              682,500
Caribiner International, Inc. (a) ...........      21,200              816,200
Century Business Services, Inc. (a) .........      26,900              475,794
                                                                   -----------
                                                                     2,532,419
                                                                   -----------

SERVICES-COMPUTER SYSTEMS -- 1.1%
Keane, Inc. (a) .............................       7,000              395,500
                                                                   -----------

TEXTILES-APPAREL -- 0.8%
St. John Knits, Inc. ........................       6,000              283,500
                                                                   -----------

Total Common Stocks
   (cost $31,554,841) .......................                       35,291,082
                                                                   -----------

REPURCHASE AGREEMENT -- 1.4%
State Street Bank and Trust Company,
   2.00%, dated 3/31/98, due 4/1/98
   (collateralized by U.S. Treasury Notes
   6.125%, 5/15/98, market value $506,138)
   (amortized cost $492,000) ................                          492,000
                                                                   -----------

TOTAL INVESTMENTS -- 98.1%
  (cost $32,046,841)* .......................                       35,783,082
Other assets less liabilities-- 1.9% ........                          710,253
                                                                   -----------

NET ASSETS -- 100% ..........................                      $36,493,335
                                                                   ===========

*Aggregate cost for Federal tax purposes.
(a) Non-income producing security.

Abbreviations:
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

                       See Notes to Financial Statements

                                     9                     Semi-Annual Report

--------------------------------------------------------------------------------
                             FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       Kobrick-Cendant Investment Trust
                     Statements of Assets and Liabilities
                          March 31, 1998 (unaudited)

                                                 Kobrick-Cendant   Kobrick-Cendant
                                                     Capital       Emerging Growth
                                                      Fund              Fund
                                                 --------------    --------------
ASSETS
   Investments, at value (Note 2)
     Securities (cost $32,071,676 and
     $32,046,841, respectively) ...............   $ 35,686,426      $ 35,291,082
     Repurchase Agreement......................             --           492,000
                                                  ------------      ------------
      Total Investments........................     35,686,426        35,783,082
   Cash........................................        436,171               916
   Dividends and interest receivable...........         15,355            20,977
   Receivable for securities sold..............      2,345,044         1,885,578
   Receivable for Trust shares sold............          9,945            23,080
   Deferred organizational costs (Note 2)......         40,476            40,476
   Deferred offering costs (Note 2)............         17,651            17,651
   Prepaid expenses............................         11,101            11,102
                                                  ------------      ------------
      TOTAL ASSETS.............................     38,562,169        37,782,862

LIABILITIES
   Payable for securities purchased............      1,747,672         1,224,655
   Investment advisory fee payable (Note 3)....         23,022            22,427
   Distribution fees payable (Note 4)..........         14,878            14,538
   Accounts payable and accrued expenses.......         26,367            27,907
                                                  ------------      ------------
      TOTAL LIABILITIES........................      1,811,939         1,289,527
                                                  ------------      ------------
            NET ASSETS.........................   $ 36,750,230      $ 36,493,335
                                                  ============      ============

NET ASSETS
   Paid-in capital.............................   $ 32,422,647      $ 31,994,363
   Net investment loss.........................       (57,443)          (42,113)
   Accumulated net realized gain on investments        770,276           804,844
   Net unrealized appreciation of investments..      3,614,750         3,736,241
                                                  ------------      ------------
            NET ASSETS.........................   $ 36,750,230      $ 36,493,335
                                                  ============      ============

   Total shares outstanding at end of period...      3,190,381         3,118,032

   Net asset value, offering price, and
      redemption price per share                  $      11.52      $      11.70
                                                  ============      ============


                       See Notes to Financial Statements


Semi-Annual Report                      10

--------------------------------------------------------------------------------
                             FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       Kobrick-Cendant Investment Trust
                           Statements of Operations
               Three Months Ended March 31, 1998 (unaudited) (1)

                                                 Kobrick-Cendant   Kobrick-Cendant
                                                     Capital       Emerging Growth
                                                      Fund              Fund
                                                 --------------    --------------
INVESTMENT INCOME
   Dividends (Net of foreign withholding taxes
     of $696 and $0, respectively).............   $     24,329      $     24,504
   Interest....................................         22,375            35,150
                                                  ------------      ------------
      TOTAL INVESTMENT INCOME .................         46,704            59,654

EXPENSES
   Investment advisory fees (Note 3) ..........         59,513            58,152
   Distribution fees (Note 4)..................         14,878            14,538
   Administrative fees.........................          3,541             3,541
   Custodian fees..............................          6,145             6,145
   Audit fees..................................          6,568             6,568
   Legal fees..................................          6,568             6,568
   Trustees fees (Note 3)......................          1,951             1,951
   Transfer agent fees.........................          2,688             2,688
   Amortization of organizational costs (Note 2)         2,058             2,058
   Amortization of offering costs (Note 2).....          5,692             5,692
   Registration fees...........................         10,828            10,828
   Other.......................................          9,639             9,640
                                                  ------------      ------------
      TOTAL EXPENSES ..........................        130,069           128,369
   Fees waived and/or expenses reimbursed by
      investment advisor and transfer agent....        (25,922)          (26,602)
                                                  ------------      ------------

      NET EXPENSES ............................        104,147           101,767
                                                  ------------      ------------

            NET INVESTMENT LOSS ...............   $   (57,443)      $   (42,113)
                                                  ------------      ------------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS
   Net realized gain on investments............   $    770,276      $    804,844
   Change in net unrealized appreciation of
      investments .............................      3,614,750         3,736,241
                                                  ------------      ------------
      Net realized and unrealized gain on
         investments ..........................      4,385,026         4,541,085
                                                  ------------      ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS...................   $  4,327,583      $  4,498,972
                                                  ============      ============

(1) For the period January 2, 1998 (commencement of investment operations) through March 31, 1998.

                       See Notes to Financial Statements

                                        11                    Semi-Annual Report

--------------------------------------------------------------------------------
                             FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       Kobrick-Cendant Investment Trust
                      Statements of Changes in Net Assets
               Three Months Ended March 31, 1998 (unaudited)(1)


                                                 Kobrick-Cendant   Kobrick-Cendant
                                                     Capital       Emerging Growth
                                                      Fund              Fund
                                                 --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
   From operations:
      Net investment loss......................   $   (57,443)      $   (42,113)
      Net realized gain on investments.........        770,276           804,844
      Change in net unrealized appreciation
        of investments.........................      3,614,750         3,736,241
                                                  ------------      ------------
      Net increase in net assets resulting
        from operations........................      4,327,583         4,498,972
      Net increase from Trust share
        transactions (Note 6)..................     32,322,647        31,894,363
                                                  ------------      ------------
      Net increase in net assets resulting
        from operations........................     36,650,230        36,393,335
   Net Assets
      Beginning of period......................        100,000           100,000
                                                  ------------      ------------
      End of period............................   $ 36,750,230      $ 36,493,335
                                                  ============      ============
   Net investment loss.........................   $   (57,443)      $   (42,113)
                                                  ============      ============

(1) For the period January 2, 1998 (commencement of investment operations) through March 31, 1998.


                       See Notes to Financial Statements

Semi-Annual Report                    12

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       Kobrick-Cendant Investment Trust
                             Financial Highlights
                 For a Share Outstanding Throughout the Period
                     Three Months Ended March 31, 1998 (1)


                                                 Kobrick-Cendant  Kobrick-Cendant
                                                     Capital      Emerging Growth
                                                      Fund             Fund
                                                 ---------------  ---------------
Net Asset Value at Beginning of Period.........   $      10.00      $      10.00
Income from Investment Operations:
   Net Investment Loss (2) ....................        (0.018)           (0.014)
   Net Realized and Unrealized Gain
      on Investments ..........................          1.538             1.714
                                                  ------------      ------------
   Total from Investment Operations............          1.520             1.700
                                                  ------------      ------------
Net Asset Value at End of Period...............   $      11.52      $      11.70
                                                  ============      ============
Total Return (3)...............................         15.20%           17.00%
Ratios & Supplemental Data
   Net Assets at End of Period (000's).........   $     36,750      $     36,493
   Ratio of Operating Expenses to Average
      Net Assets (2) (4).......................          1.75%             1.75%
   Ratio of Net Investment Loss to Average
      Net Assets (4) ..........................        (0.97)%           (0.72)%
   Portfolio Turnover Rate(3)..................        119.26%            80.39%


(1) For the period January 2, 1998 (commencement of investment operations) through March 31, 1998.
(2) Net Investment Loss is after waiver/reimbursement of certain expenses by Kobrick-Cendant Funds, Inc. and the transfer agent (See Note 3 to the Trust's financial statements). Had the Investment Adviser and transfer agent not undertaken to waive or reimburse expenses related to the Fund, the Net Investment Loss per share and Ratio of Operating Expenses to Average Net Assets would have been as follows for the Capital Fund and the Emerging Growth Fund: ($0.026), 2.19% and ($0.022), 2.21%, respectively.
(3) Not annualized.
(4) Annualized.



                       See Notes to Financial Statements


                                      13                    Semi-Annual Report

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        Kobrick-Cendant Investment Trust
                          Notes to Financial Statements
                           March 31, 1998 (unaudited)


NOTE 1 -- ORGANIZATION
   The Kobrick-Cendant Investment Trust (the "Trust") was organized as a Massachusetts business trust on October 10, 1997, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust consists presently of two separate Funds:
Kobrick-Cendant Capital Fund and Kobrick-Cendant Emerging Growth Fund (individually, a "Fund", collectively, the "Funds"). The investment objective of the Funds is to provide shareholders with long-term capital appreciation.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION: Each Fund's investment securities which are traded on stock exchanges or are quoted by the National Association of Security Dealers Automated Quotation system ("NASDAQ") are valued at the last reported sale prices as of the close of the regular session of the trading on the New York Stock Exchange ("NYSE") on the day the securities are valued, or if not traded on a particular day, at the closing bid prices. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale prices (or, if a last sale price is not readily available, at the last bid price as quoted by the brokers that make markets in the security) as of the close of the regular session of trading on the NYSE on the day the securities are being valued. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term investments with maturities less than 60 days are valued at amortized cost which approximates market value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with institutions that the Fund's investment adviser, Kobrick-Cendant Funds, Inc. ("Kobrick-Cendant"), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The repurchase agreements are collateralized by U.S. Government securities. The Fund's custodian takes possession of the underlying securities. It is the policy of the Funds to value the underlying collateral daily on a mark-to-market basis to determine that the value of the collateral held, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Investment security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded based on the specific identification method. Dividend income on investment securities, less foreign taxes

Semi-Annual Report                      14

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        Kobrick-Cendant Investment Trust
                    Notes to Financial Statements (continued)
                           March 31, 1998 (unaudited)

withheld, if any, is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

EXPENSES: Certain of the Trust's expenses are allocated equally to those Funds which make up the Trust. Other expenses of the Trust are allocated to the respective Funds based upon the relative net assets of each Fund. Operating expenses directly attributable to a Fund are charged to the Fund's operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of each Fund to declare and pay dividends from net investment income at least annually. Each Fund will distribute net realized capital gains (including net short-term capital gains) unless offset by any available capital loss carryforward, at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

FEDERAL INCOME TAXES: Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve each Fund from all or substantially all federal income taxes. Accordingly, no provision for federal income tax has been made.

ORGANIZATION COSTS: Offering costs, including the fees and expenses of registering and qualifying shares of each Fund for distribution under Federal and state securities regulations, are being amortized over the one-year period from the date upon which each Fund commenced its operations. Costs and expenses of the Trust in connection with the organization of the Trust have been deferred by the Trust and are being amortized on a straight-line basis from the date operations commenced over a period that a benefit is expected will be realized, not to exceed sixty months. If any of the initial shares are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of the then unamortized organization costs.

USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                      15                      Semi-Annual Report

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        Kobrick-Cendant Investment Trust
                    Notes to Financial Statements (continued)
                           March 31, 1998 (unaudited)


NOTE 3 -- INVESTMENT ADVISORY FEES AND OTHER
TRANSACTIONS WITH AFFILIATES

   The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobrick-Cendant. Under the agreement, Kobrick-Cendant provides investment management services to the Trust and is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 1.00% based on average daily net assets of each Fund.

   Kobrick-Cendant may, from time to time, voluntarily waive its fees or reimburse expenses charged to each Fund. Pursuant to the transfer agent agreement, Boston Financial Data Services, Inc. ("BFDS") has agreed to waive a portion of their fees for the first six months of fund operations. For the three months ended March 31, 1998, Kobrick-Cendant and BFDS waived fees and/or reimbursed expenses as follows:


                                                 Kobrick-Cendant   Kobrick-Cendant
                                                    Capital        Emerging Growth
                                                      Fund              Fund
                                                 --------------    --------------
Expenses Reimbursed by the Investment Adviser..    $ 12,022         $ 12,587
Investment Advisory Fees Waived................      12,556           12,671
Transfer Agent Fees Waived.....................       1,344            1,344
                                                   --------         --------
Total Fees Waived and/or Reimbursed............    $ 25,922         $ 26,602
                                                   ========         ========

   No officer, director or employee of Kobrick-Cendant, or any affiliate thereof, receives any compensation from the Trust for serving as trustee or officer of the Trust. Each Trustee who is not an "affiliated person" receives an annual fee from each Fund of $2,000 plus $500 from each Fund for each board meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each Trustee in attending such meetings.

NOTE 4 -- DISTRIBUTION PLAN
   Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "plan"), the Trust has adopted a plan of distribution (the "plan") under which each Fund may directly incur certain distribution-related expenses, including: payments to securities dealers and others who are engaged in the sale of shares of each Fund and who may be advising shareholders of each Fund regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Trust's transfer agent; expenses of formulating and implementing marketing and promotional activities; expenses of preparing, printing and distributing sales literature, prospectuses, statements of additional information and reports for recipients other than existing shareholders of

Semi-Annual Report                      16

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        Kobrick-Cendant Investment Trust
                    Notes to Financial Statements (continued)
                           March 31, 1998 (unaudited)


each Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable, and any other expenses related to the distribution of the Funds' shares. The annual limitation for expenses pursuant to the plan is .25% of each Fund's average daily net assets.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
   The aggregate amount of purchases and sales of investment securities, excluding short-term investments, for the three months ended March 31, 1998, were as follows:


                                                     Purchases          Sales
                                                   ------------     ------------
Kobrick-Cendant Capital Fund...................   $ 61,834,765      $ 30,533,365
Kobrick-Cendant Emerging Growth Fund..........      49,808,435        19,058,438

   At March 31, 1998, the identified cost of investments for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and unrealized depreciation were as follows:

                                                                     Gross           Gross             Net
                                              Identified           Unrealized      Unrealized      Unrealized
                                                 Cost             Appreciation    Depreciation     Appreciation
                                             -----------         -------------    ------------     ------------
Kobrick-Cendant Capital Fund                 $ 32,071,676        $  3,948,717     $   333,967      $  3,614,750
Kobrick-Cendant Emerging Growth Fund           32,046,841           4,143,879         407,638         3,736,241

NOTE 6 - SCHEDULE OF CAPITAL STOCK ACTIVITY
   As of March 31, 1998, an unlimited number of shares of beneficial interest, having no par value, were authorized for the Trust. The capital stock activity for the three months ended March 31, 1998 was as follows:


Kobrick-Cendant Capital Fund:*                  Shares                   Amount
                                               ---------               -----------
Shares Sold                                    3,185,725               $32,382,647
Shares Redeemed                                   (5,344)                  (60,000)
                                               ---------               -----------
Net Increase                                   3,180,381               $32,322,647
                                               =========               ===========

Kobrick-Cendant Emerging Growth Fund:*
Shares Sold                                    3,109,106               $31,906,895
Shares Redeemed                                   (1,074)                  (12,532)
                                               ---------               -----------
Net Increase                                   3,108,032               $31,894,363
                                               =========               ===========

* Kobrick-Cendant Capital Fund and Kobrick-Cendant Emerging Growth Fund commenced operations on January 2, 1998.

                                      17                      Semi-Annual Report

Investment Advisor

Kobrick-Cendant Funds, Inc.


Trustees and Officers

Frederick R. Kobrick,
   President and Trustee

Michael T. Carmen,
   Treasurer and Trustee

Jay H. Atlas, Trustee

Samuel L. Hayes, III, Trustee

Joseph P. Paster, Trustee

Richard A. Goldman, Secretary


Distributor

Funds Distributor Inc.

Transfer and Shareholder
Servicing Agent

Boston Financial Data Services, Inc.


Administrator, Accounting Agent
and Custodian

State Street Bank and Trust Company


Independent Auditors

Ernst & Young LLP


Legal Counsel

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.


Kobrick-Cendant Funds offer a variety of services to make investing easier and more convenient for you.

 . Traditional and Roth IRAs.

 . Automatic investment and redemption plans.

 . Automated telephone services for prices and account balances 24 hours a day, 7 days per week.

 . Representative-assisted services 8 AM to 6 PM ET.

 . Web site with daily fund prices and performance, prospectuses and applications, manager profiles, market outlook and more.

 . Exchanges between funds; exchanges also permitted between Kobrick-Cendant
  Funds and SSgA(SM) US Government Money Market Fund.

 . Written confirmation of each transaction  and quarterly account statements.


                             Kobrick Cendant Funds
                                  P.O. Box 8075
                              Boston, MA 02266-8075

                                 1-888-KCFUND1
                               (1-888-523-8631)
                                www.kcfund.com

                      Distributor: Funds Distributor Inc.